Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per share
Schedule of Earnings Per Share, Basic and Diluted

	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Net income attributable to Jumei International Holding Limited	405,141	122,916	142,224
Redeemable Preferred Shares redemption value accretion	(4,629)	—	—
Income allocation to participating preferred shares	(55,984)	—	—

Numerator for basic and diluted income per share attributable to Jumei’s ordinary shareholders	344,528	122,916	142,224

Denominator:
Weighted average number of ordinary shares — basic	115,090,686	145,901,672	149,477,388
Dilutive effect of share options	5,301,794	3,848,667	573,230
Dilutive effect of RSUs	450	8,486	18,587
Dilutive effect of Founders’ shares	4,824,124	—	—

Weighted average number of ordinary shares — diluted	125,217,054	149,758,825	150,069,205

Net income per share attributable to Jumei’s ordinary shareholders
- Basic	2.99	0.84	0.95
- Diluted	2.75	0.82	0.95